Goodwill And Other Intangible Assets, Net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Intangible Assets, Accumulated Amortization	$ 371	$ 280
Total Other Intangible Assets, Gross Carrying Amount	4,068	4,153
Non-Amortizable Intangible Assets [Member]
Intangible Assets [Line Items]
Intangible Assets, Gross Carrying Amount	2,067	2,170
Amortizable Intangible Assets [Member]
Intangible Assets [Line Items]
Intangible Assets, Gross Carrying Amount	2,001	1,983
Intangible Assets, Accumulated Amortization	$ 371	$ 280